Statement of Financial Position (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	85,080,445	84,761,956
Common Stock, Shares, Outstanding	85,080,445	84,761,956